LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Aerospace & Defense - 2.5%
Hexcel Corp.	35,640	$2,432,430
Mercury Systems, Inc. (a)	43,181	2,207,413
		4,639,843
Banks - 5.3%
Cadence Bank	115,551	2,398,839
Cullen/Frost Bankers, Inc.	21,566	2,271,762
Glacier Bancorp, Inc.	29,400	1,235,094
Pinnacle Financial Partners, Inc.	36,024	1,987,084
Synovus Financial Corp.	57,000	1,757,310
		9,650,089
Beverages - 3.0%
Celsius Holdings, Inc. (a)	28,699	2,667,285
Primo Water Corp. (b)	181,078	2,779,547
		5,446,832
Biotechnology - 1.2%
Neogen Corp. (a)	115,822	2,145,023

Building Products - 4.0%
CSW Industrials, Inc.	17,908	2,487,958
PGT Innovations, Inc. (a)	102,087	2,563,405
Zurn Elkay Water Solutions Corp.	103,000	2,200,080
		7,251,443
Chemicals - 4.3%
Avient Corp.	40,000	1,646,400
Ecovyst, Inc. (a)	327,898	3,623,273
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	302,970	–
Quaker Chemical Corp.	13,347	2,642,039
		7,911,712
Commercial Services & Supplies - 1.1%
Driven Brands Holdings Inc. (a)	68,607	2,079,478

Communications Equipment - 0.9%
Lumentum Holdings, Inc. (a)	31,294	1,690,189

Construction Materials - 1.0%
Eagle Materials, Inc.	11,980	1,758,065

Energy Equipment & Services - 1.7%
Weatherford International Plc (a)(b)	51,453	3,053,736

Food Products - 1.4%
Utz Brands, Inc.	150,200	2,473,794

Health Care Equipment & Supplies - 3.4%
Alphatec Holdings, Inc. (a)	233,216	3,638,170
Enovis Corp. (a)	48,444	2,591,269
		6,229,439
Health Care Providers & Services - 4.9%
HealthEquity, Inc. (a)	33,070	1,941,540
Medpace Holdings, Inc. (a)	11,921	2,241,744
Progyny, Inc. (a)	62,801	2,017,168
R1 RCM Inc. (a)	187,155	2,807,325
		9,007,777
Hotels, Restaurants & Leisure - 6.0%
Bowlero Corp. (a)	47,424	803,837
Everi Holdings, Inc. (a)	149,321	2,560,855
Playa Hotels & Resorts NV (a)(b)	312,889	3,003,734
Red Rock Resorts, Inc. - Class A	47,739	2,127,727
Wingstop, Inc.	12,970	2,381,033
		10,877,186
Insurance - 3.1%
Goosehead Insurance, Inc. - Class A (a)	59,000	3,079,800
Palomar Holdings, Inc. (a)	47,320	2,612,064
		5,691,864
Internet & Catalog Retail - 1.3%
Magnite, Inc. (a)	252,896	2,341,817

IT Services - 4.2%
AvidXchange Holdings, Inc. (a)	221,205	1,725,399
LiveRamp Holdings, Inc. (a)	82,544	1,810,190
Perficient Inc. (a)	34,782	2,510,912
Repay Holdings Corp. (a)	249,942	1,642,119
		7,688,620
Leisure Equipment & Products - 1.9%
Topgolf Callaway Brands Corp. (a)	116,026	2,508,482
YETI Holdings, Inc. (a)	25,763	1,030,520
		3,539,002
Life Sciences Tools & Services - 0.5%
Stevanato Group SpA (b)	36,592	947,733

Machinery - 10.3%
Alamo Group, Inc.	17,287	3,183,574
Chart Industries, Inc. (a)	5,462	684,935
ESAB Corporation	50,193	2,964,900
Evoqua Water Technologies Corp. (a)	55,742	2,771,492
Generac Holdings, Inc. (a)	14,122	1,525,317
Helios Technologies, Inc.	35,609	2,328,829
ITT, Inc.	27,119	2,340,370
Watts Water Technologies, Inc. - Class A	17,681	2,976,066
		18,775,483
Marine Transportation - 1.8%
Kirby Corp. (a)	46,783	3,260,775

Media & Entertainment - 1.5%
Nexstar Media Group, Inc. - Class A	16,143	2,787,250

Oil, Gas & Consumable Fuels - 6.6%
CNX Resources Corp. (a)	151,250	2,423,025
HF Sinclair Corp.	45,420	2,197,419
Magnolia Oil & Gas Corp. - Class A	146,294	3,200,913
Northern Oil and Gas, Inc.	68,331	2,073,846
Permian Resources Corp.	199,520	2,094,960
		11,990,163
Personal Care Products - 1.9%
BellRing Brands, Inc. (a)	102,280	3,477,520

Professional Services - 1.8%
NV5 Global, Inc. (a)	17,808	1,851,498
Upwork, Inc. (a)	126,881	1,436,293
		3,287,791
Real Estate Development - 1.0%
FirstService Corp. (b)	13,104	1,847,533

Software - 8.7%
Altair Engineering, Inc. - Class A (a)	42,382	3,056,166
Appian Corp. (a)	43,166	1,915,707
Model N, Inc. (a)	64,217	2,149,343
Nutanix, Inc. (a)	97,933	2,545,279
Q2 Holdings, Inc. (a)	35,312	869,381
Sprout Social, Inc. - Class A (a)	38,591	2,349,420
Workiva Inc. (a)	30,171	3,089,812
		15,975,108
Specialty Retail - 3.9%
Academy Sports & Outdoors, Inc.	53,473	3,489,113
Leslie's, Inc. (a)	192,717	2,121,814
Petco Health & Wellness Co, Inc. (a)	164,000	1,476,000
		7,086,927
Technology Hardware, Storage & Peripherals - 1.5%
Avid Technology, Inc. (a)	85,339	2,729,141

Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (a)	26,768	3,384,546

Thrifts & Mortgage Finance - 1.6%
Home BancShares, Inc.	138,526	3,007,400

Trading Companies & Distributors - 1.6%
Global Industrial Co.	65,847	1,767,334
Textainer Group Holdings Ltd. (b)	35,312	1,133,868
		2,901,202
TOTAL COMMON STOCKS
(Cost $130,662,247)		174,934,481

REITS - 0.7%
Hotel & Resort REITs - 0.7%
Pebblebrook Hotel Trust	92,820	1,303,193

TOTAL REITS
(Cost $1,858,861)		1,303,193

SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.74%(d)	5,380,705	5,380,705
MSILF Government Portfolio, 4.74%(d)	1,170,342	1,170,342
		6,551,047
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,551,047)		6,551,047

Total Investments - 100.1%		182,788,721
(Cost $139,072,155)
Liabilities in Excess of Other Assets - (0.1)%		(179,713)
TOTAL NET ASSETS - 100.0%		$182,609,008

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) Securities for which market quotations are not readily available. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. Level 3 security.

(d) The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM SMALL CAP EQUITY FUND
Sector Classification
March 31, 2023

Sectors:	% Net Assets

Industrials	23.1%
Information Technology	14.4%
Consumer Discretionary	13.6%
Financials	11.0%
Health Care	10.0%
Energy	8.3%
Consumer Staples	6.3%
Materials	5.3%
Money Market Funds	3.6%
Communication Services	2.8%
Real Estate	1.7%
Liabilities in excess of other assets	-0.1%

Fair Value Measurement Summary at March 31, 2023 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements. The
Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2023, the Fund's assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3		Total
Common Stock	$174,934,481	$–	$–	(1)	$174,934,481
REITS	1,303,193	–	–		1,303,193
Short-Term Investments	6,551,047	–	–		6,551,047
Total Investments*	$182,788,721	$–	$–		$182,788,721

* Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

					Level 3
Description					Common Stocks
Balance as of December 31, 2022					$-	(1)
Purchases					-
Sales proceeds					-
Realized gain (loss)					-
Change in unrealized appreciation/depreciation					-
Transfers into/(out of) Level 3					-
Balance as of March 31, 2023					$-	(1)

Change in unrealized appreciation/depreciation during the period
for Level 3 investments held at March 31, 2023					$-	(1)

(1) Level 3 security valued at $0.